Schedule H, Line 41 - Schedule of Assets (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	38-1490038
Plan number	001
Current Value	$ 3,677,433,283
Notes receivable from participants	$ 44,402,840	$ 44,719,336
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Whirlpool Corporation common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 174,390,816
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	894,039,462
Total common/collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,525,498,253
Investment, Identifier [Axis]: Brokerage Accounts, Vanguard, Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	39,101,912
Investment, Identifier [Axis]: Common Stock, Whirlpool Corporation, ER Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	174,390,816
Investment, Identifier [Axis]: Common/collective trust funds, Institutional 500 Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	324,404,374
Investment, Identifier [Axis]: Common/collective trust funds, Institutional Extended Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,423,743
Investment, Identifier [Axis]: Common/collective trust funds, Institutional Total Bond Market Index Trust C
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	180,925,531
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Retirement Savings Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	187,936,390
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2020 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,230,909
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2025 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	103,425,169
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2030 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	271,865,003
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2035 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	173,956,159
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2040 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	301,150,973
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2045 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	192,258,583
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2055 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	147,691,389
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2060 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	95,356,683
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2065 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	30,067,771
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement 2070 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,329,417
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement Income Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	38,896,757
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard, Target Retirement Income and Growth Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,744,242
Investment, Identifier [Axis]: Common/collective trust funds, Vanguard. Target Retirement 2050 Trust Plus
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	206,835,160
Investment, Identifier [Axis]: Vanguard
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	189,371,265
Investment, Identifier [Axis]: Vanguard, Cash Reserves Federal MM Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	498,428
Investment, Identifier [Axis]: Vanguard, Growth Index Fund Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	511,985,706
Investment, Identifier [Axis]: Vanguard, Value Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 192,184,063